Property, Plant and Equipment	12 Months Ended
Dec. 31, 2025
Textblock 1 [Abstract]
Property, Plant and Equipment
9.
Property, Plant and Equipment
(a)
Changes in property, plant and equipment for the years ended December 31, 2024 and 2025 are as follows:
(i)
2024

(In millions of won)	Land		Buildings and structures	Machinery and equipment	Furniture and fixtures	Construction -in-progress (*1)	Right-of- use asset	Others (*2)	Total
Acquisition cost as of January 1, 2024	~~W~~	472,813	10,192,281	52,107,890	942,376	7,571,687	245,149	1,448,688	72,980,884
Accumulated depreciation as of January 1, 2024		—	(4,715,087)	(43,466,025)	(775,953)	—	(119,804)	(1,062,377)	(50,139,246)
Accumulated impairment loss as of January 1, 2024		—	(447,003)	(1,860,182)	(13,285)	(285,626)	(6,099)	(29,111)	(2,641,306)
Book value as of January 1, 2024	~~W~~	472,813	5,030,191	6,781,683	153,138	7,286,061	119,246	357,200	20,200,332
Additions		—	—	—	—	1,499,468	33,865	—	1,533,333
Depreciation (*3)		—	(444,982)	(3,424,197)	(80,195)	—	(68,445)	(305,354)	(4,323,173)
Disposals		(47,344)	(28,598)	(132,473)	(178)	—	—	(52,377)	(260,970)
Impairment loss (*4)		—	(28)	(58,660)	(1,275)	(27,000)	—	(7,249)	(94,212)
Others (*5)		873	948,851	4,186,807	42,191	(5,565,372)	—	385,812	(838)
Government grants received		—	—	(2,307)	—	—	—	—	(2,307)
Effect of movements in exchange rates		—	265,665	350,074	7,520	106,339	23,058	9,741	762,397
Classified as held for sale		—	(545,867)	(24,526)	(4,050)	(9,778)	(18,791)	(8,677)	(611,689)
Book value as of December 31, 2024	~~W~~	426,342	5,225,232	7,676,401	117,151	3,289,718	88,933	379,096	17,202,873
Acquisition cost as of December 31, 2024	~~W~~	426,342	10,529,816	53,029,839	925,048	3,581,525	225,250	1,570,421	70,288,241
Accumulated depreciation as of December 31, 2024	~~W~~	—	(4,813,622)	(43,403,177)	(793,522)	—	(129,395)	(1,161,523)	(50,301,239)
Accumulated impairment loss as of December 31, 2024	~~W~~	—	(490,962)	(1,950,261)	(14,375)	(291,807)	(6,922)	(29,802)	(2,784,129)

(*1) As of December 31, 2024, construction-in-progress mainly relates to construction of manufacturing facilities.

(*2) Others mainly consist of tools and instruments.

(*3) The Group has classified the depreciation as manufacturing overhead costs, selling expenses, administrative expenses and research and development expenses. It includes capitalized development costs.

9.
Property, Plant and Equipment, Continued

(*4) Impairment losses are recognized for the difference between the carrying amount and the recoverable amount of property, plant and equipment.

(*5) Others mainly represent the reclassification of construction-in-progress to other property, plant and equipment.

(ii)
2025

(In millions of won)	Land		Buildings and structures	Machinery and equipment	Furniture and fixtures	Construction -in-progress (*1)	Right-of- use asset	Others (*2)	Total
Acquisition cost as of January 1, 2025	~~W~~	426,342	10,529,816	53,029,839	925,048	3,581,525	225,250	1,570,421	70,288,241
Accumulated depreciation as of January 1, 2025		—	(4,813,622)	(43,403,177)	(793,522)	—	(129,395)	(1,161,523)	(50,301,239)
Accumulated impairment loss as of January 1, 2025		—	(490,962)	(1,950,261)	(14,375)	(291,807)	(6,922)	(29,802)	(2,784,129)
Book value as of January 1, 2025	~~W~~	426,342	5,225,232	7,676,401	117,151	3,289,718	88,933	379,096	17,202,873
Additions		—	—	—	—	1,230,814	59,797	—	1,290,611
Depreciation (*3)		—	(405,985)	(2,820,923)	(68,357)	—	(54,801)	(298,610)	(3,648,676)
Disposals		(12,559)	(38,691)	(79,455)	(230)	—	—	(35,999)	(166,934)
Reversal (Impairment loss) (*4)		—	(1)	(1,696)	23	(151,170)	—	(6,418)	(159,262)
Others (*5)		2,320	78,511	824,638	59,400	(1,278,851)	—	319,314	5,332
Government grants received		—	—	(1,041)	—	—	—	—	(1,041)
Effect of movements in exchange rates		—	(25,102)	(26,561)	(610)	(4,615)	5,819	(1,058)	(52,127)
Book value as of December 31, 2025	~~W~~	416,103	4,833,964	5,571,363	107,377	3,085,896	99,748	356,325	14,470,776
Acquisition cost as of December 31, 2025	~~W~~	416,103	10,241,886	52,909,959	898,593	3,527,370	242,844	1,706,196	69,942,951
Accumulated depreciation as of December 31, 2025	~~W~~	—	(4,917,449)	(45,387,667)	(777,017)	—	(136,546)	(1,317,039)	(52,535,718)
Accumulated impairment loss as of December 31, 2025	~~W~~	—	(490,473)	(1,950,929)	(14,199)	(441,474)	(6,550)	(32,832)	(2,936,457)

(*1) As of December 31, 2025, construction-in-progress mainly relates to construction of manufacturing facilities.

(*2) Others mainly consist of tools and instruments.

(*3) The Group has classified the depreciation as manufacturing overhead costs, selling expenses, administrative expenses and research and development expenses. It includes capitalized development costs.

(*4) Impairment losses are recognized for the difference between the carrying amount and the recoverable amount of property, plant and equipment.

(*5) Others mainly represent the reclassification of construction-in-progress to other property, plant and equipment.

(b)
Capitalized borrowing costs and capitalization rate for the years ended December 31, 2023, 2024 and 2025 are as follows:

(In millions of won)	2023		2024	2025
Capitalized borrowing costs	~~W~~	258,168	41,826	13,962
Capitalization rate		5.18%	5.64%	4.57%

(c)
The Group provides a portion of property, plant and equipment as an operating lease. For the year ended December 31, 2025, rental income from property, plant and equipment is ~~W~~5,028 million (2023: ~~W~~2,271 million, 2024: ~~W~~1,755 million).